Contingent liabilities, contractual commitments, and guarantees - Summary of Contingent Liabilities, Guarantees, and Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 96,410		$ 93,472
Commitments	780,266		729,486
Off-balance sheet commitments	259,643
Increase due to corrections of prior period errors
Disclosure of contingent liabilities [line items]
Commitments			44,000
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	7,083		8,776
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	67,265		48,192
loan commitments | Increase due to corrections of prior period errors
Disclosure of contingent liabilities [line items]
Commitments			44,000
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	705,918		672,518
Loan and other credit-related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	188,258
HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	8,842		7,778
Commitments	0		0
HSBC Holdings | – documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	0		0
HSBC Holdings | – forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	0		0
HSBC Holdings | – standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	0		0
– financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	23,518		25,849
– financial guarantees | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	8,627		7,778
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	71,484		67,007
– performance and other guarantees | Increase due to corrections of prior period errors
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities			3,000
– performance and other guarantees | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	0		0
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	1,408		616
– other contingent liabilities | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	215		$ 0
IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	615,108
IFRS 9 | Loan and other credit-related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	591,683	$ 544,882
Gross amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	259,742
Gross amount | Loan and other credit-related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	188,258
Gross amount | IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	615,526	571,107
Gross amount | IFRS 9 | Loan and other credit-related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	$ 592,008	$ 545,258